STATEMENT OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net & Comprehensive Income (Loss) for the period	$ (602,803)	$ (536,738)
Items not affecting cash:
Accrued dividends payable	471,655	434,761
Foreign exchange	1,125	(2,437)
Interest costs	11,718	8,251
Total	(118,305)	(96,163)
Accounts receivable	0	1,750
Prepaid expenses	(2,218)	(3,090)
Accounts payable and accrued expenses	62,861	72,719
Net cash provided by (used in) operating activities	(57,658)	(24,784)
CASH FLOWS FROM INVESTING ACTIVITIES
Investing activities	0	0
Net cash provided by (used in) investing activities	0	0
CASH FLOWS FROM FINANCING ACTIVITIES
Notes Payable	33,626	23,396
Notes Payable - Related	37,626	0
Foreign Exchange	(1,125)	2,437
Interest	(11,718)	(8,251)
Net cash provided by (used in) financing activities	57,907	17,582
Net increase (decrease) in cash	249	7,202
Cash, beginning of period	3,036	9,786
Cash, end of period	3,285	2,584
Non Cash investing and financing activities	0	0
Supplemental disclosures
Income Taxes paid	$ 0	$ 0